CORRECTION OF IMMATERIAL ERRORS - Schedule of unaudited condensed consolidated statement of cash flows (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss for the year	$ (11,458,207)		$ (1,934,427)		$ (15,727,338)	$ (4,587,534)		$ (16,543,616)	$ (7,908,777)
Changes in non-cash working capital: Prepaid expenses					(4,680,890)	(29,770)		(96,116)	19,868
Changes in non-cash working capital: Accounts payable and accrued liabilities					376,779	305,770		234,332	255,194
Net cash used in operating activities					$ (10,060,406)	(3,488,588)		$ (8,227,372)	$ (3,864,714)
As corrected [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss for the year		$ (2,422,410)	(1,934,427)	$ (2,653,107)		(4,587,534)	$ (7,009,944)
Correction of immaterial errors [Member] | As previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss for the year		(2,049,910)	(1,813,781)	(2,397,628)		(4,211,409)	(6,261,319)
Changes in non-cash working capital: Prepaid expenses							(159,715)
Changes in non-cash working capital: Accounts payable and accrued liabilities				(265,867)		(70,355)	366,927
Net cash used in operating activities				(1,669,732)		(3,488,588)	(4,992,573)
Correction of immaterial errors [Member] | Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss for the year		(372,500)	(120,646)	(255,479)		(376,125)	(748,625)
Changes in non-cash working capital: Prepaid expenses							(100,000)
Changes in non-cash working capital: Accounts payable and accrued liabilities				255,479		376,125	848,625
Net cash used in operating activities				0		0	0
Correction of immaterial errors [Member] | As corrected [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss for the year		$ (2,422,410)	$ (1,934,427)	(2,653,107)		(4,587,534)	(7,009,944)
Changes in non-cash working capital: Prepaid expenses							(259,715)
Changes in non-cash working capital: Accounts payable and accrued liabilities				(10,388)		305,770	1,215,552
Net cash used in operating activities				$ (1,669,732)		$ (3,488,588)	$ (4,992,573)